INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES EXPENSES

Income tax expense is comprised of the following:

	Year ended December 31,
	2023		2022
Current Tax
Federal	$		$-
State			-
Foreign		(25,000)	37,000
Total		$(25,000)	$37,000

Deferred Tax
Federal		$(1,226,000)	$(1,545,000)
State		(43,000)	653,000
Foreign		$2,000	(1,000)
Total		$(1,267,000)	$(893,000)
Less: Valuation Allowance		1,267,000	893,000
Total Tax		$(25,000)	$37,000

SCHEDULE OF RECONCILIATION OF STATUTORY U.S. FEDERAL RATE

	Year ended December 31,
	2023	2022
Federal income tax benefit at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	1.13%	-12.06%
Foreign rate differential	-0.10%	-0.03%
Permanent Items	-0.63%	-0.61%
Change in valuation allowance	-33.54%	-16.61%
Return to provision adjustments	12.20%	7.54%
Forfeited options	0.00%	0.00%
Other	-0.01%	0.09%
Effective tax rate	0.06%	-0.68%

SCHEDULE OF INCOME BEFORE TAXES ON DOMESTIC AND FOREIGN
	Year ended December 31,
	2023	2022

Domestic	$3,785,000	$5,557,000
Foreign	(103,000)	(144,000)
	$3,682,000	$5,413,000

SCHEDULE OF DEFERRED TAX ASSETS

	Year ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carry forward	$8,486,000	$7,306,000
Arbitration accrual	414,000	414,000
Stock compensation and other	570,000	483,000
Deferred tax assets before valuation allowance	9,470,000	8,203,000
Valuation allowance	(9,470,000)	(8,203,000)
Net deferred tax asset	$-	$-